Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
February 28, 2025
SO-NPRT1-0425
1.797930.121
Common Stocks - 99.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 1.0%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Aptiv PLC	307,000	19,991,840
CANADA - 3.5%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear Inc	340,600	18,398,403
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd	985,000	27,812,166
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc	105,500	9,567,375
Materials - 0.7%
Chemicals - 0.7%
Methanex Corp (United States)	334,200	14,718,168
TOTAL CANADA		70,496,112
PORTUGAL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA	816,100	13,457,860
PUERTO RICO - 0.8%
Financials - 0.8%
Banks - 0.8%
Popular Inc	158,900	15,958,327
SPAIN - 1.1%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Cellnex Telecom SA (a)(b)	622,800	22,186,576
SWEDEN - 0.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Autoliv Inc	108,300	10,543,005
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG	334,410	11,443,899
UNITED KINGDOM - 0.5%
Communication Services - 0.5%
Media - 0.5%
WPP PLC	1,162,000	9,426,276
UNITED STATES - 89.7%
Communication Services - 1.6%
Interactive Media & Services - 1.1%
ZoomInfo Technologies Inc (c)	1,871,600	21,822,856
Media - 0.5%
Nexstar Media Group Inc	54,200	9,167,929
TOTAL COMMUNICATION SERVICES		30,990,785

Consumer Discretionary - 7.8%
Distributors - 0.6%
LKQ Corp	274,700	11,589,593
Hotels, Restaurants & Leisure - 1.0%
Hilton Grand Vacations Inc (c)	473,500	20,313,150
Household Durables - 1.1%
Somnigroup International Inc	353,400	22,575,192
Leisure Products - 0.7%
BRP Inc Subordinate Voting Shares (d)	253,100	10,036,528
Topgolf Callaway Brands Corp (c)(d)	652,800	4,262,784
		14,299,312
Specialty Retail - 3.6%
Bath & Body Works Inc	293,700	10,640,751
Lithia Motors Inc Class A	65,300	22,491,932
Penske Automotive Group Inc	71,000	11,979,830
Signet Jewelers Ltd (d)	177,300	9,276,336
Upbound Group Inc	613,600	15,843,152
		70,232,001
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp	219,200	16,404,928
TOTAL CONSUMER DISCRETIONARY		155,414,176

Consumer Staples - 6.3%
Beverages - 0.9%
Keurig Dr Pepper Inc	539,600	18,087,392
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc	651,600	13,709,664
Dollar Tree Inc (c)	225,400	16,422,644
		30,132,308
Food Products - 2.9%
Bunge Global SA	262,900	19,504,551
Darling Ingredients Inc (c)	583,022	21,041,264
Lamb Weston Holdings Inc	334,600	17,355,702
		57,901,517
Personal Care Products - 1.0%
Kenvue Inc	853,800	20,149,680
TOTAL CONSUMER STAPLES		126,270,897

Energy - 5.5%
Energy Equipment & Services - 1.7%
Expro Group Holdings NV (c)	1,715,800	20,400,862
Tidewater Inc (c)	135,900	6,199,758
Valaris Ltd (c)	225,900	8,064,630
		34,665,250
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp (c)	524,900	19,263,830
Cheniere Energy Inc	82,700	18,901,912
Core Natural Resources Inc	238,707	17,723,995
Targa Resources Corp	97,400	19,647,528
		75,537,265
TOTAL ENERGY		110,202,515

Financials - 18.5%
Banks - 3.1%
East West Bancorp Inc	328,273	30,998,819
First Citizens BancShares Inc/NC Class A (d)	14,700	30,106,482
		61,105,301
Capital Markets - 3.7%
Ameriprise Financial Inc	53,000	28,476,900
LPL Financial Holdings Inc	73,500	27,322,890
Raymond James Financial Inc	113,100	17,493,177
		73,292,967
Consumer Finance - 2.2%
OneMain Holdings Inc	451,000	24,236,740
SLM Corp	675,584	20,395,881
		44,632,621
Financial Services - 5.5%
Apollo Global Management Inc	164,400	24,539,988
Global Payments Inc	328,100	34,542,368
NCR Atleos Corp (c)	594,200	16,899,048
PennyMac Financial Services Inc	122,100	12,655,665
WEX Inc (c)	140,100	22,009,710
		110,646,779
Insurance - 4.0%
American Financial Group Inc/OH	159,900	20,192,172
Assurant Inc	93,400	19,416,926
Reinsurance Group of America Inc	100,033	20,275,689
The Travelers Companies, Inc.	74,800	19,335,052
		79,219,839
TOTAL FINANCIALS		368,897,507

Health Care - 6.6%
Health Care Providers & Services - 4.8%
Acadia Healthcare Co Inc (c)	515,300	15,448,694
AdaptHealth Corp (c)	1,293,100	14,715,478
CVS Health Corp	504,700	33,168,884
Molina Healthcare Inc (c)	106,100	31,948,832
		95,281,888
Life Sciences Tools & Services - 1.1%
Fortrea Holdings Inc (c)(d)	716,100	9,917,985
ICON PLC (c)	64,500	12,256,290
		22,174,275
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (c)	103,100	14,797,943
TOTAL HEALTH CARE		132,254,106

Industrials - 18.6%
Air Freight & Logistics - 1.4%
FedEx Corp	57,500	15,116,750
GXO Logistics Inc (c)	310,200	12,228,084
		27,344,834
Building Products - 1.6%
AZZ Inc	134,300	12,907,573
Builders FirstSource Inc (c)	139,600	19,403,004
		32,310,577
Commercial Services & Supplies - 2.3%
Brink's Co/The	155,500	14,623,220
Driven Brands Holdings Inc (c)	696,900	12,216,657
MillerKnoll Inc	267,924	5,760,366
Vestis Corp	1,070,900	12,690,165
		45,290,408
Construction & Engineering - 0.9%
Centuri Holdings Inc (d)	571,500	9,915,525
Fluor Corp (c)	219,900	8,362,797
		18,278,322
Electrical Equipment - 0.9%
Regal Rexnord Corp	138,500	17,921,900
Ground Transportation - 2.3%
Ryder System Inc	90,100	14,818,747
U-Haul Holding Co Class N	292,000	17,972,600
XPO Inc (c)	105,500	12,972,280
		45,763,627
Machinery - 6.1%
Allison Transmission Holdings Inc	228,900	23,290,575
Chart Industries Inc (c)	72,500	13,814,875
CNH Industrial NV Class A	1,470,000	18,933,600
Gates Industrial Corp PLC (c)	1,092,300	23,637,372
Oshkosh Corp	133,700	13,677,510
Terex Corp	285,800	11,632,060
Timken Co/The	215,000	17,415,000
		122,400,992
Professional Services - 0.4%
First Advantage Corp (c)(d)	614,100	9,186,936
Trading Companies & Distributors - 2.7%
GMS Inc (c)	203,600	16,208,596
Herc Holdings Inc	104,000	14,921,920
Wesco International Inc	122,000	22,017,340
		53,147,856
TOTAL INDUSTRIALS		371,645,452

Information Technology - 6.3%
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics Inc (c)	231,800	25,050,626
Jabil Inc	154,400	23,919,648
		48,970,274
IT Services - 0.4%
ASGN Inc (c)	127,500	8,590,950
Semiconductors & Semiconductor Equipment - 2.2%
First Solar Inc (c)	146,900	20,004,842
ON Semiconductor Corp (c)	523,600	24,635,380
		44,640,222
Software - 0.7%
NCR Voyix Corp (c)(d)	1,211,900	13,670,232
Technology Hardware, Storage & Peripherals - 0.5%
Sandisk Corp/DE	54,733	2,564,241
Western Digital Corp (c)	164,200	8,034,306
		10,598,547
TOTAL INFORMATION TECHNOLOGY		126,470,225

Materials - 5.1%
Chemicals - 1.8%
Chemours Co/The (d)	819,100	12,245,545
Olin Corp	364,383	9,251,684
Westlake Corp	136,600	15,340,180
		36,837,409
Containers & Packaging - 2.7%
International Paper Co	362,500	20,426,875
O-I Glass Inc (c)	1,077,500	12,358,925
Smurfit WestRock PLC	370,700	19,302,349
		52,088,149
Metals & Mining - 0.6%
Constellium SE (c)	1,117,600	12,718,288
TOTAL MATERIALS		101,643,846

Real Estate - 7.8%
Health Care REITs - 3.1%
Ventas Inc	495,400	34,271,772
Welltower Inc	174,000	26,710,740
		60,982,512
Industrial REITs - 3.2%
EastGroup Properties Inc	165,276	30,220,717
Prologis Inc	183,937	22,793,473
Rexford Industrial Realty Inc	258,700	10,689,484
		63,703,674
Residential REITs - 1.5%
Sun Communities Inc	227,800	31,014,970
TOTAL REAL ESTATE		155,701,156

Utilities - 5.6%
Electric Utilities - 3.8%
Constellation Energy Corp	62,300	15,608,954
Edison International	321,500	17,502,460
Eversource Energy	285,500	17,989,355
PG&E Corp	1,458,100	23,825,354
		74,926,123
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	1,940,700	22,492,713
Multi-Utilities - 0.7%
Sempra	212,500	15,208,625
TOTAL UTILITIES		112,627,461

TOTAL UNITED STATES		1,792,118,126
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (c)	933,200	11,578,324
TOTAL COMMON STOCKS (Cost $1,754,911,947)		1,977,200,345

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	23,169,325	23,173,959
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	81,400,466	81,408,606
TOTAL MONEY MARKET FUNDS (Cost $104,582,565)			104,582,565

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $1,859,494,512)	2,081,782,910
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(84,235,280)
NET ASSETS - 100.0%	1,997,547,630

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $22,186,576 or 1.1% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,186,576 or 1.1% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,674,929	137,159,821	118,660,791	223,117	-	-	23,173,959	23,169,325	0.0%
Fidelity Securities Lending Cash Central Fund	44,437,581	209,301,676	172,330,651	125,835	-	-	81,408,606	81,400,466	0.3%
Total	49,112,510	346,461,497	290,991,442	348,952	-	-	104,582,565	104,569,791

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.